Summary of significant accounting policies - Investment properties (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment properties
Estimated useful life of investment properties		20 years
Bottom of Range
Investment properties
Estimated useful life of investment properties	20 years
Top of Range
Investment properties
Estimated useful life of investment properties	25 years